Subsequent Events (10K) (Details Narrative) (USD $)	0 Months Ended		3 Months Ended	12 Months Ended	0 Months Ended
	Feb. 23, 2015	Jan. 24, 2015	Mar. 31, 2015	Dec. 31, 2014	Mar. 16, 2015	Dec. 23, 2014	Feb. 14, 2015
Received promissory notes		$ 20,000
Interest rate		12.00%				150.00%
Restricted common stock shares	60,000
Shares have not issued	60,000
License fee			10,000	10,000
BMT Inc., [Member]
Compensation paid							11,950
Consulting Services Agreement [Member] | April 20, 2015 To October 20, 2015 [Member]
Restricted common stock shares		400,000
Common stock purchase of warrants		400,000
Warrant price per share		$ 0.35
Shares have not issued		400,000
Subsequent Event [Member]
Received promissory notes		20,000
Interest rate		12.00%
Restricted common stock shares	60,000
Shares have not issued	60,000
License fee					20,000
Subsequent Event [Member] | July 1, 2015 [Member]
License fee					$ 5,000
Subsequent Event [Member] | Consulting Services Agreement [Member]
Warrant price per share		$ 0.35
Shares have not issued		400,000
Subsequent Event [Member] | Consulting Services Agreement [Member] | April 20, 2015 To October 20, 2015 [Member]
Restricted common stock shares				400,000
Common stock purchase of warrants				400,000